Other Income (Expense), Net - Schedule of Other Income (Expense), Net (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Schedule of Other Income (Expense), Net [Abstract]
Government grants	$ 904,313	$ 373,032	$ 355,925
Dividend income	275,460	250,096	420,596
Rental income	127,996	85,437
Other net miscellaneous income (expenses)	(61,843)	(6,814)	621,652
Total other income (expense), net	$ 1,245,926	$ 701,751	$ 1,398,173